LOANS (excluding covered loans) - Investment in Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 2,968,447	$ 2,816,093
Commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	856,981	800,253
Real estate-construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	114,974	163,543
Real estate-commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,233,067	1,139,931
Real estate-residential
Financing Receivable, Impaired [Line Items]
Recorded Investment	287,980	269,173
Installment
Financing Receivable, Impaired [Line Items]
Recorded Investment	67,543	69,711
Home equity
Financing Receivable, Impaired [Line Items]
Recorded Investment	358,960	341,310
Non Covered Loans
Financing Receivable, Impaired [Line Items]
Recorded Investment	76,379	79,915	77,782
Contractual Principal Balance	101,881	100,511
Related Allowance	12,539	10,416
Average Recorded Investment	77,465	78,219
Interest Income Recognized	767	2,293
Non Covered Loans | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	10,482	13,729
Contractual Principal Balance	12,654	18,098
Related Allowance	3,205	2,017
Average Recorded Investment	11,020	17,855
Interest Income Recognized	77	305
Non Covered Loans | Real estate-construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	17,387	19,332
Contractual Principal Balance	25,034	26,719
Related Allowance	2,578	3,716
Average Recorded Investment	19,388	20,998
Interest Income Recognized	94	476
Non Covered Loans | Real estate-commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	34,520	34,124
Contractual Principal Balance	49,075	41,459
Related Allowance	6,441	4,347
Average Recorded Investment	33,790	27,504
Interest Income Recognized	474	1,196
Non Covered Loans | Real estate-residential
Financing Receivable, Impaired [Line Items]
Recorded Investment	11,331	10,027
Contractual Principal Balance	12,285	10,711
Related Allowance	313	336
Average Recorded Investment	10,478	9,338
Interest Income Recognized	103	236
Non Covered Loans | Installment
Financing Receivable, Impaired [Line Items]
Recorded Investment	485	150
Contractual Principal Balance	526	179
Related Allowance	0	0
Average Recorded Investment	371	336
Interest Income Recognized	6	6
Non Covered Loans | Home equity
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,174	2,553
Contractual Principal Balance	2,307	3,345
Related Allowance	2	0
Average Recorded Investment	2,418	2,188
Interest Income Recognized	13	74
Non Covered Loans | Loans with an allowance recorded | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	4,131	4,354
Contractual Principal Balance	4,267	6,090
Related Allowance	3,205	2,017
Average Recorded Investment	3,683	10,423
Interest Income Recognized	15	77
Non Covered Loans | Loans with an allowance recorded | Real estate-construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	11,098	14,407
Contractual Principal Balance	13,905	18,261
Related Allowance	2,578	3,716
Average Recorded Investment	13,731	11,063
Interest Income Recognized	92	378
Non Covered Loans | Loans with an allowance recorded | Real estate-commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	19,521	16,693
Contractual Principal Balance	26,357	19,799
Related Allowance	6,441	4,347
Average Recorded Investment	15,484	13,391
Interest Income Recognized	225	392
Non Covered Loans | Loans with an allowance recorded | Real estate-residential
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,692	4,173
Contractual Principal Balance	2,705	4,264
Related Allowance	313	336
Average Recorded Investment	3,630	2,727
Interest Income Recognized	37	152
Non Covered Loans | Loans with an allowance recorded | Installment
Financing Receivable, Impaired [Line Items]
Recorded Investment	0
Contractual Principal Balance	0
Related Allowance	0
Average Recorded Investment	15
Interest Income Recognized	1
Non Covered Loans | Loans with an allowance recorded | Home equity
Financing Receivable, Impaired [Line Items]
Recorded Investment	101
Contractual Principal Balance	101
Related Allowance	2
Average Recorded Investment	81
Interest Income Recognized	3
Non Covered Loans | Impaired Financing Receivable with No Related Allowance | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	6,351	9,375
Contractual Principal Balance	8,387	12,008
Related Allowance	0	0
Average Recorded Investment	7,337	7,432
Interest Income Recognized	62	228
Non Covered Loans | Impaired Financing Receivable with No Related Allowance | Real estate-construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	6,289	4,925
Contractual Principal Balance	11,129	8,458
Related Allowance	0	0
Average Recorded Investment	5,657	9,935
Interest Income Recognized	2	98
Non Covered Loans | Impaired Financing Receivable with No Related Allowance | Real estate-commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment	14,999	17,431
Contractual Principal Balance	22,718	21,660
Related Allowance	0	0
Average Recorded Investment	18,306	14,113
Interest Income Recognized	249	804
Non Covered Loans | Impaired Financing Receivable with No Related Allowance | Real estate-residential
Financing Receivable, Impaired [Line Items]
Recorded Investment	8,639	5,854
Contractual Principal Balance	9,580	6,447
Related Allowance	0	0
Average Recorded Investment	6,848	6,611
Interest Income Recognized	66	84
Non Covered Loans | Impaired Financing Receivable with No Related Allowance | Installment
Financing Receivable, Impaired [Line Items]
Recorded Investment	485	150
Contractual Principal Balance	526	179
Related Allowance	0	0
Average Recorded Investment	356	336
Interest Income Recognized	5	6
Non Covered Loans | Impaired Financing Receivable with No Related Allowance | Home equity
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,073	2,553
Contractual Principal Balance	2,206	3,345
Related Allowance	0	0
Average Recorded Investment	2,337	2,188
Interest Income Recognized	$ 10	$ 74